Debt - Short-term debt (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Short-term bank borrowings	€ 92	€ 122
Current portion of long-term debt	434	532
Short-term debt	€ 526	€ 654	€ 931